Regulatory Capital Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Actual and required capital amounts and ratios for the Bank
Capital to risk weighted assets, Actual Amount	$ 36,989	$ 34,367
Capital to risk weighted assets, Actual Ratio	12.53%	13.85%
Capital to risk weighted assets, Capital Adequacy Amount	23,626	19,847
Capital to risk weighted assets, Capital Adequacy Ratio	8.00%	8.00%
Capital to risk weighted assets, To Be Well Capitalized Amount	29,532	24,809
Capital to risk weighted assets, To Be Well Capitalized Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Amount	33,589	31,256
Tier 1 capital to risk weighted assets, Actual Ratio	11.37%	12.60%
Tier 1 capital to risk weighted assets, Capital Adequacy Amount	11,813	9,923
Tier 1 capital to risk weighted assets, Capital Adequacy Ratio	4.00%	4.00%
Tier 1 capital to risk weighted assets to Be Well Capitalized Amount	17,719	14,885
Tier 1 capital to risk weighted assets to Be Well Capitalized Ratio	6.00%	6.00%
Tier 1 capital to average assets, Actual Amount	33,589	31,256
Tier 1 capital to average assets, Actual Ratio	7.59%	7.78%
Tier 1 capital to average assets, Capital Adequacy Amount	17,713	16,069
Tier 1 capital to average assets, Capital Adequacy Ratio	4.00%	4.00%
Tier 1 capital to average assets, To Be Well Capitalized Amount	$ 22,142	$ 20,086
Tier 1 capital to average assets, To Be Well Capitalized Ratio	5.00%	5.00%